POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (One Percent Effect on Postretirement Costs and Benefit Obligation) (Details) (Postretirement Benefit Costs [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Aug. 31, 2013
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect of 1 Percentage-Point Increase on Total Service and Interest Cost	$ 1
Effect of 1 Percentage-Point Decrease on Total Service and Interest Cost	(1)
Effect of 1 Percentage-Point Increase on Postretirement Benefit Obligation	4
Effect of 1 Percentage-Point Decrease on Postretirement Benefit Obligation	$ (4)